Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of due from related parties

Name of Related Party	December 31, 2016	December 31, 2015
Shandong Luk Information Technology Co., Ltd.	$-	$448,339
Beijing Taiying Anrui Holding Co., Ltd.	50,811	15,406
Chongqing Shenggu Human Resources Co., Ltd.	198,055	211,878
	$248,866	$675,623